Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS
Summary of Cash and Cash Equivalents

	Balance as of
	12-31-2018	12-31-2017
Cash and cash equivalents	ThCh$	ThCh$
Cash balances	7,372	37,174
Bank balances	25,684,852	29,018,083
Time deposits	5,778,935	5,963,417
Other fixed-income instruments	120,518,746	176,008,467
Total	151,989,905	211,027,141

Summary of Cash and Cash Equivalents by Currency

	Balance as of
	12-31-2018	12-31-2017
Currency	ThCh$	ThCh$
Chilean peso	137,208,062	190,978,864
Argentine peso	6,057,793	6,263,344
U.S. dollar	8,670,454	13,784,933
Euros	53,596	—
Total	151,989,905	211,027,141

Summary of Proceeds Received from Sale of Ownership Interest in Associate

	31-12-2018	31-12-2017
Loss of significant influence in Associate	M$	M$
Amounts received for the sale of Electrogas S.A. (*)	—	115,582,806
Total	—	115,582,806
(*)See Note 5.1
Summary of Reconciliation of Liabilities Arising From Financing Activities

		Financing Cash Flows				Non-Cash Changes
	Balance as of					Changes in fair	Foreign exchange			Balance as of
	01-01-2018	From	Used	Interest paid	Total	value	differences	Financial costs	Other changes	12-31-2018
Liabilities arising from financing activities	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans	109	—	—	(22,681)	(22,681)	—	—	22,576	—	4
Unsecured obligations	763,579,585	—	(5,654,112)	(42,860,557)	(48,514,669)	—	66,096,234	45,333,098	—	826,494,248
Finance leases	14,608,914	—	(1,889,685)	(739,070)	(2,628,755)	—	1,757,221	739,070	—	14,476,450
Financial derivatives for hedging	(29,478,642)	—	—	(3,496,889)	(3,496,889)	48,389,489	34,349,104	3,569,025	(7,676,501)	45,655,586
Loans to related parties	985	69,204,437	(66,540,959)	(76,123)	2,587,355	—	—	543,601	(755,371)	2,376,570
Other obligations	—	—	(478,035)	—	(478,035)	—	—	478,035	—	—
Total	748,710,951	69,204,437	(74,562,791)	(47,195,320)	(52,553,674)	48,389,489	102,202,559	50,685,405	(8,431,872)	889,002,858

		Financing Cash Flows				Non-Cash Changes
	Balance as of					Changes in fair	Foreign exchange			Balance as of
	01-01-2017	From	Used	Interest paid	Total	value	differences	Financial costs	Other changes	12-31-2017
Liabilities arising from financing activities	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans	4,172	—	(4,156)	(169)	(4,325)	—	—	262	—	109
Unsecured obligations	802,306,161	—	(5,530,327)	(43,514,578)	(49,044,905)	—	(33,226,098)	43,544,427	—	763,579,585
Finance leases	17,749,647	—	(1,781,064)	(811,172)	(2,592,236)	—	(1,359,668)	811,171	—	14,608,914
Financial derivatives for hedging	23,640,893	—	—	(3,543,399)	(3,543,399)	(25,059,561)	(23,488,915)	3,473,938	(4,501,598)	(29,478,642)
Loans to related parties	39,211	31,680,253	(31,680,253)	(805,551)	(805,551)	—	—	767,325	—	985
Other obligations	—	—	—	(1,305,388)	(1,305,388)	—	—	1,305,388	—	—
Total	843,740,084	31,680,253	(38,995,800)	(49,980,257)	(57,295,804)	(25,059,561)	(58,074,681)	49,902,511	(4,501,598)	748,710,951